SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
SCHEDULE OF INVESTMENTS  (Unaudited)
SEPTEMBER 30, 1996

                                                               Market
Face Amount  Security                                          Value

             U.S. GOVERNMENT & AGENCY OBLIGATIONS - 144.76%

             FEDERAL HOME LOAN MORTGAGE CORP. -61.50% *

             FHLMC GOLD:
31,803,609   7.00%, due 5/01/11 to 9/01/11..................   31,490,534
30,172,082   7.00%, due (a).................................   30,133,950
23,704,372   7.50%, due 6/01/24 to 7/01/26 .................   23,458,751
 9,100,000   8.00%, due (a) ................................    9,162,563
   997,490   8.00%, due 9/01/24 to 5/01/25..................    1,007,459
     8,757   8.50%, Balloon, due 11/01/96 ..................        8,757
30,052,466   8.50%, due 11/01/24 to 9/01/26 ................   30,878,640

             TOTAL FEDERAL HOME LOAN MORTGAGE CORP
                (Cost $125,949,608) ........................  126,140,654

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.27% *

             FNMA INTEREST ONLY **:
 1,785,352   9.00%, due 7/25/21 ............................      563,140

             TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
                (Cost $286,756) ............................      563,140

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 82.75% *

             GNMA:
26,865,001   8.00%, due 7/01/26 to 9/15/26 .................   27,139,624
 1,498,642   9.50%, due 7/15/09 to 4/15/25 .................    1,613,193

             GNMA ARM:
 4,000,000   5.00%, due (a) ................................    3,848,750
15,350,000   5.50%, due (a) ................................   15,011,063
62,266,113   5.50%, due 11/20/25 to 12/20/25................   62,054,716
13,709,000   6.00%, due 4/20/26 to 6/20/26..................   13,688,256
10,550,000   6.50%, due (a) ................................   10,573,078
   464,899   6.50%, due 3/20/21 ............................      471,188
   341,334   7.00%, due 12/20/22 ...........................      345,938
 3,030,166   7.125%, due 4/20/22 to 4/01/24 ................    3,072,415
 1,745,166   7.25%, due 7/20/17 to 7/20/18 .................    1,778,265

             GNMA FRM:
30,000,000   8.00%, due (a) ................................   30,140,625

             TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (Cost $169,319,507) ........................  169,737,111

             U.S. GOVERNMENT OBLIGATIONS - 0.24%

             U.S. TREASURY BILL

   510,000   5.385%, due 5/29/97 ...........................      492,150

             TOTAL U.S. GOVERNMENT OBLIGATIONS
                (Cost $491,691).............................      492,150

             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost $296,047,562) ........................  296,933,055

Notional Amount

             INTEREST RATE SWAP CONTRACTS - 0.80%

20,000,000   Contract dated 6/22/93 with Prudential Global
             Funding, expires 6/22/98 ......................      238,819
20,000,000   Contract dated 8/31/93 with Salomon Swapco,
             Expires 8/31/00 ...............................      831,683
20,000,000   Contract dated 12/2/93 with Morgan Guaranty,
             Expires 12/2/00 ...............................      590,303
40,000,000   Contract dated 5/15/95 with Salomon Swapco,
             Expires 5/15/05 ...............................      (13,712)

             TOTAL INTEREST RATE SWAP CONTRACTS ............    1,647,093

Notional Amount

             THREE MONTH LIBOR INTEREST RATE CAP CONTRACTS - 1.41%

40,000,000   Contract with Salomon SwapCo, expires 11/1/96
             Strike rate 5.00% .............................       23,200
40,000,000   Contract with Salomon SwapCo, expires 11/15/97
             Strike rate 5.00% .............................      406,400
40,000,000   Contract with Morgan Guaranty, expires 10/15/98
             Strike rate 5.00% .............................      918,800
50,000,000   Contract with Salomon SwapCo, expires 4/23/03
             Strike rate 7.50%..............................    1,537,000

             TOTAL THREE-MO. LIBOR INTEREST RATE CAP
                CONTRACTS (Cost $3,013,715) ................    2,885,400

 Contracts   FUTURES OPTION CONTRACTS - 0.09%

         30  Call on 10 Year UST Note futures,
             Expires 11/96, strike price $108 ..............       23,438
         50  Call on 10 Year UST Note futures,
             Expires 11/96, strike price $109 ..............       22,656
        100  Call on 10 Year UST Note futures,
             Expires 11/96, strike price $111 ..............       12,500
         50  Call on 10 Year UST Note futures,
             Expires 11/96, strike price $112 ..............        3,125
        100  Put on 10 Year UST Note futures,
             Expires 11/96, strike price $102 ..............        7,813
        100  Put on 10 Year UST Note futures,
             Expires 11/96, strike price $103 ..............       12,500
        200  Put on 10 Year UST Bond futures,
             Expires 11/96, strike price $104 ..............       43,750
        130  Put on 10 Year UST Bond futures,
             Expires 11/96, strike price $105 ..............       48,750

             TOTAL FUTURES OPTION CONTRACTS (Cost $346,235).      174,532

             TOTAL INVESTMENTS
                (Cost $299,407,512) (147.06%) ..............  301,640,080

 Face Amount REPURCHASE AGREEMENTS - 2.78%:

 5,700,000   Morgan Stanley, 5.45%, due 10/01/96
             dated 9/24/96 .................................    5,700,000

             TOTAL REPURCHASE AGREEMENTS ...................    5,700,000

             REVERSE REPURCHASE AGREEMENTS - (1.95%):

 4,000,000   FHLMC, 5.33%, due 10/04/96 dated 9/27/96.......   (4,000,000)

             TOTAL REVERSE REPURCHASE AGREEMENTS ...........   (4,000,000)

             SHORT SALES - (25.00%)

30,505,739   FHLMC Gold 7.0% due (a)........................  (30,181,616)
21,106,250   GNMA 7.0% due (a)..............................  (21,106,250)

             TOTAL SHORT SALES (Proceeds $51,156,506).......  (51,287,866)

             OTHER LIABILITIES LESS CASH AND OTHER ASSETS -
                (22.89%)....................................  (46,932,450)

             NET ASSETS - 100.00%                             205,119,764


 * Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 1996. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.

 **   Represents an interest only stripped mortgage-backed security.

 (a)  To be announced


 Portfolio Abbreviations:
 ARM      -   Adjustable-Rate Mortgage
 FHLMC    -   Federal Home Loan Mortgage Corporation
 FNMA     -   Federal National Mortgage Association
 GNMA     -   Government National Mortgage Association

 The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
(Unaudited)

ASSETS:
   Investments at market value
      (identified cost $299,407,512)(Note 1).......    $301,640,080
   Repurchase agreement (cost $5,700,000) (Note 1).       5,700,000
   Receivables:
      Subscriptions................................          68,927
      Securities sold..............................     139,895,356
      Interest.....................................       1,601,088
   Prepaid expenses................................          20,475
   Deferred organization expenses (Note 1).........           4,733
        TOTAL ASSETS...............................     448,930,659

LIABILITIES:
   Reverse repurchase agreement (Note 1)...........       4,000,000
   Short sales at market value
      (identified proceeds $51,156,506)............      51,287,866
   Payables:
      Variation margin on
      futures contracts (Note 2)...................           7,175
      Redemptions..................................         276,576
      Securities purchased.........................     187,963,383
      Swap interest................................          66,439
      Due to adviser (Note 3)......................         121,936
      Bank overdraft...............................          26,120
      Accrued expenses.............................          61,400
        TOTAL LIABILITIES..........................     243,810,895

NET ASSETS:
   (Applicable to outstanding shares of 20,972,941
      unlimited number of shares of beneficial
      interest authorized; no stated par)..........    $205,119,764
   Net asset value, offering price and redemption
      price per share ($205,119,764 / 20,972,941)..    $       9.78

SOURCE OF NET ASSETS:
   Paid in capital.................................    $211,761,244
   Overdistributed net investment income...........        (809,813)
   Accumulated net realized loss on investments....      (7,956,424)
   Net unrealized appreciation of investments,
      interest rate swaps, short sales
      and futures contracts........................       2,124,757
        NET ASSETS.................................    $205,119,764


The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
(Unaudited)


INVESTMENT INCOME:
   Interest and discount earned, net of premium
   amortization and interest expense (Note 1)......	$ 6,296,496

EXPENSES:
   Advisory fees (Note 3)..........................	    780,894
   Accounting and pricing services fees............	     35,825
   Custodian fees..................................          39,681
   Audit and tax preparation fees..................	     33,000
   Legal fees......................................	     32,790
   Amortization of organization expenses
   (Note 1)........................................	      4,815
   Transfer agent fees.............................	     16,326
   Registration fees...............................	     12,500
   Trustees fees and expenses......................	     50,000
   Insurance.......................................	     11,185
   Other...........................................	      6,144
   TOTAL EXPENSES BEFORE REIMBURSEMENT.............       1,023,160
   Expenses reimbursed by Adviser
   (Note 3)........................................        (153,021)
   NET EXPENSES....................................	    870,139
   NET INVESTMENT INCOME ..........................	  5,426,357

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
   Net realized loss on investments................      (1,520,477)
   Change in unrealized appreciation of
   investments,interest rate swaps and
   futures contracts...............................       3,192,507
   Net realized and unrealized gain
   on investments..................................       1,672,030
   Net increase in net assets resulting
   from operations.................................     $ 7,098,387


The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENT OF CHANGES IN NET ASSETS

				Six Months
				Ended
	        		September 30,		Year Ended
				1996			March 31, 1996
				(Unaudited)
OPERATIONS:
   Net investment income......	$5,426,357             $15,412,781
   Net realized gain (loss) on
   investments................	(1,520,477)        	 4,639,312
   Change in unrealized
   appreciation (depreciation)
   of investments and
   futures contracts..........   3,192,507         	(8,342,309)
   Net increase in net assets
   resulting from operations..	 7,098,387         	11,709,784

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net
   investment income..........	(5,426,357)            (15,412,781)
   Dividends in excess of net
   investment income..........	  (809,814)        	  (269,331)
   Total distributions........	(6,236,171)            (15,682,112)

CAPITAL SHARE TRANSACTIONS:
   Shares sold................	28,531,630         	93,214,276
   Shares issued on
   reinvestment of
   distributions..............	 1,734,384         	 3,773,450
   Shares redeemed............ (47,833,602)            (89,621,927)
   Increase (decrease) in net
   assets resulting from
   capital share
   transactions (a)........... (17,567,588)        	 7,365,799
   TOTAL INCREASE (DECREASE)
   IN NET ASSETS.............. (16,705,372)        	 3,393,471

NET ASSETS:
   Beginning of period........ 221,825,136             218,431,665
   End of period..............$205,119,764            $221,825,136

(a)  Transactions in capital
     shares were as follows:
        Shares sold...........   2,925,098         	 9,500,348
        Shares issued on
        reinvestment of
        distributions.........     178,432         	   386,101
        Shares redeemed.......	(4,900,045)        	(9,167,732)
        Net increase decrease)  (1,796,515)        	   718,717
        Beginning balance ....	22,769,456         	22,050,739
        Ending balance........	20,972,941         	22,769,456


The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS <F5>

The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.
                                      Six Months
                                      Ended         Year          Year          Year          For the Period
                                      September 30, Ended         Ended         Ended         March 31,
                                      1996          March 31,     March 31      March 31,     1992 <F1> To
                                      (Unaudited)   1996          1995          1994          March 31, 1993
Net Asset Value, Beginning of Period.  9.74          9.90          9.90         10.00         10.00

  Income From Investment Operations
  Net investment income..............  0.233         0.621         0.628         0.432         0.552
  Net realized and unrealized
   gain (loss) on investments........  0.079        (0.148)           -         (0.070)        0.002
   Total from investment operations..  0.312         0.473         0.628         0.362         0.554

  Less Distributions
  Dividends from
   net investment income............. (0.233)       (0.621)       (0.628)       (0.462)       (0.554)
  Dividends in excess
   of investment income.............. (0.039)       (0.012)           -             -             -
  Total distributions................ (0.272)       (0.633)       (0.628)       (0.462)       (0.554)

Net Asset Value, End of Period.......  9.78          9.74          9.90          9.90         10.00

Total Return ........................  6.60% <F4>    4.95%         6.58%         3.67%         5.67%

Ratios/Supplemental Data
  Net assets, end of period.......... $205,119,764  $221,825,136  $218,431,665  $218,167,491  $ 48,531,206
  Ratio of expenses to
  average net assets <F2>............  0.78% <F4>    0.78%         0.78%         0.78%         0.78%
  Ratio of net investment income
  to average net assets <F3>           4.92% <F4>    6.29%         6.33%         4.17%         4.53%
  Portfolio turnover rate............  262%           225%           47%          112%            3%

<F1>
Commencement of operations.
<F2>
The annualized operating expense ratios prior to reimbursement of expenses by the Adviser were 0.92%, 0.93%, 0.92%, 1.00%, and 2.58% for the Short Duration U.S. Government Series
for the six months ended September 30, 1996, and for the years ended March 31, 1996, March 31, 1995,
March 31, 1994, and the period ended March 31, 1993, respectively.  Through March 31, 1995, expense ratios include both the direct expenses of the Short Duration U.S. Government Series, and the indirect expenses incurred through the Series' investment in the Short Duration U.S. Government Fund (Note 1).
<F3>
The annualized net investment income ratios prior to reimbursement of both direct and indirect expenses by the Adviser were 4.78%, 6.13%, 6.18%, 3.95% and 2.73% for the Short Duration
U.S. Government Series for the six months ended September 30, 1996, and for the years ended
March 31, 1996, March 31, 1995, March 31, 1994, and the period ended March 31, 1993, respectively.
<F4>
Annualized
<F5>
The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS  (Unaudited)

1.      SIGNIFICANT ACCOUNTING POLICIES
The Smith Breeden Series Fund (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Series (the "Short Series" or "Series") and the Smith Breeden Intermediate Duration U.S. Government Series ("Intermediate Duration Series"). Prior to April 1, 1995, the Short Series sought to achieve its investment objective by investing all of its assets in the Smith Breeden Short Duration U.S. Government Fund (the "Short Fund"), an open-end, diversified management investment company having the same investment objective as the Series. However, at the close of business on March 31, 1995, pursuant to a plan of liquidation adopted March 1, 1995 by the Board of Trustees of the Short Fund, and approved by the Board of Trustees of the Short Series, the Short Series redeemed in-kind its shares of the Short Fund. The assets of the Short Fund were transferred in proportion to the Short Series' ownership of the Short Fund in cancellation of its shares.

A. Security Valuation: Securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with the procedures approved by the Board of Trustees.

B. Repurchase Agreements: Repurchase agreements may be entered into with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Funds' Board of Trustees. In a repurchase agreement, securities are acquired from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The custodian maintains control or custody of securities collateralizing repurchase agreements until maturity of the repurchase agreements. The value of the collateral will be monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the right to the collateral may be subject to legal proceedings.

C. Reverse Repurchase Agreements: A reverse repurchase agreement involves the sale of portfolio assets concurrently with an agreement to repurchase the same assets at a later date at a fixed price. Assets will be maintained in a segregated account with the custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver whether to enforce the obligation to repurchase the securities.

NOTES TO FINANCIAL STATEMENTS (cont.)(Unaudited)

D. Dollar Roll Agreements: A dollar roll is an agreement to sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, principal and interest paid on these securities are not received. Compensation under the dollar roll agreement is represented by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

E. Distributions and Taxes: The Short Series intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Series of Federal income taxes. To so qualify, the Series intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1996, the Series had a net capital loss carryforward of $2,340,576, with $589 expiring on March 31, 2001, $75,461 expiring on March 31, 2002, $905,312 expiring on March 31, 2003, and $1,359,214 expiring on March 31, 2004.

F. Determination of Gains or Losses on Sales of Securities: Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

G. Deferred Organization Expenses: Deferred organization expenses are being amortized on a straight-line basis over five years.

H. Securities Transactions and Investment Income: Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

2.      FINANCIAL INSTRUMENTS

Derivative Financial Instruments Held or Issued for Purposes other than
Trading: Interest rate futures, swap, cap and option contracts are used for risk management purposes in order to reduce fluctuations in net asset value relative to the Series' targeted option-adjusted duration.

A. Futures Contracts: Upon entering into a futures contract, either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value is required to be deposited in a segregated account. Subsequent payments (variation margin) are made or received each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. A realized gain or loss is recognized when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS(cont.)(Unaudited)

The Short Series had the following open futures contracts as of September 30, 1996:

		   Notional              Expiration           Unrealized
Type                 Amount  Position    Month               Gain/(Loss)
3 Month
Treasury      $  70,000,000  Long        December, 1996      $    11,935
5 Year
Treasury         21,800,000  Long        December, 1996          100,457
10 Year
Treasury         18,600,000  Short       December, 1996         (109,618)
3 Month
Eurodollar      382,000,000  Long        December, 1996          223,681
3 Month
Eurodollar      128,000,000  Long        March, 1997              72,024
3 Month
Eurodollar       44,000,000  Long        March, 1998               6,402
3 Month
Eurodollar       29,000,000  Short       March, 1999             (19,706)
3 Month
Eurodollar      107,000,000  Short       March, 2000            (192,682)
3 Month
Eurodollar       58,000,000  Short       March, 2001             (62,011)
3 Month
Eurodollar       62,000,000  Short       March, 2002             (37,279)
3 Month
Eurodollar       60,000,000  Short       March, 2003              46,980
3 Month
Eurodollar       30,000,000  Short       March, 2004             (16,635)

							Total    $23,548

Futures transactions involve costs and may result in losses. The effective use of strategies using futures depends on the Series' ability to terminate futures positions at times when the Series' investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Series, of the futures contract itself, and of the securities which are the subject of a hedge.

B. Interest Rate Swap Contracts: Interest rate swaps involve the exchange by one party with another party of their respective commitments to pay or receive interest. The Series' interest rate swap contracts have been entered into on a net basis, i.e., the two payment streams are netted out, with the Short Series receiving or paying, as the case may be, only the net amount of the two payments. As of September 30, 1996, the Short Series had four open interest rate swap contracts. In each of the contracts, the Short Series has agreed to pay a fixed rate and receive a floating rate. The floating rate on the contracts resets quarterly and is the three month
London Interbank Offered Rate ("LIBOR"). Interest rate swap contracts will not be entered into unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's Corporation or Aa or P-1 or better by Moody's Investors Service, Inc. (or is otherwise acceptable to either agency) at the time of entering into such transaction. If there is a default by the other party to the swap transaction, the Short Series will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that interest rate swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Short Series will succeed in pursuing contractual remedies. The Short Series thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts.

The Short Series' interest payable on the interest rate swap contracts as of September 30, 1996 was $66,439, and swap contract interest receivable was $8,110. No collateral is required to be maintained on these contracts.

NOTES TO FINANCIAL STATEMENTS(cont.)(Unaudited)

C. Interest Rate Cap Contracts: The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps. The Short Series' interest receivable on its four interest rate cap contracts at September 30, 1996 was $132,292.

3.      TRANSACTIONS WITH AFFILIATES
Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Short Series with investment management services.

The Adviser has voluntarily agreed to reimburse normal business expenses of the Short Series through March 31, 1997 so that total direct and indirect operating expenses not exceed 0.78% of its average net assets. This voluntary agreement may be terminated at any time by the Adviser in its sole discretion after March 31, 1997. The Adviser has also agreed to reduce its fees payable (to the extent of such fees) by the amount the Series' direct and indirect expenses would, absent the fee reduction, exceed the applicable expenses limitations imposed by state securities administrators. For the six months ended September 30, 1996, the Adviser received $780,894 in fees and reimbursed the Short Series $153,021.

Certain officers and trustees of the Fund are also officers and directors of the Adviser.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Series adopted, effective August 1, 1994, a Distribution and Services
Plan (the "Plan").   The purpose of the Plan is to permit the Adviser to
compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Short Series, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Adviser, out of the advisory fee paid to it by the Short Series, to dealers and other persons at the annual rate of up to 0.25% of the Short Series' average net assets, subject to the authority the Trustees of the Short Series, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

4.      INVESTMENT TRANSACTIONS
During the six months ended September 30, 1996, purchases and proceeds from sales of securities, other than short-term investments, aggregated $771,105,675 and $785,498,139 respectively for the Series. The cost of the Short Series' securities for federal income tax purposes at September 30, 1996, is $ 299,407,512. Net unrealized appreciation of investments, short sales and futures contracts consists of:

	Gross unrealized appreciation.............   $  4,209,757
	Gross unrealized depreciation.............     (2,085,000)
	Net unrealized appreciation...............   $  2,124,757










SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
SCHEDULE OF INVESTMENTS (Unaudited)                   SEPTEMBER 30, 1996

                						Market
Face Amount     Security        				Value

 		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 139.16%

        	FEDERAL HOME LOAN MORTGAGE CORP. - 53.09% *

        	FHLMC GOLD:
 $2,988,306     7.00%, due 7/12/11 ........................   $2,958,889
  2,958,422     7.00%, due (a) ............................    2,922,366
  4,000,000     7.50%, due (a) ............................    3,947,500
  2,224,978     8.00%, due 8/01/09 to 9/01/24 .............    2,255,938
  2,600,000     8.00%, due (a) ............................    2,617,875
  2,997,808     8.50%, due 8/22/26 ........................    3,080,221
  1,848,732     9.00%, due 4/01/25 ........................    1,929,043

        	TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
                (Cost $19,650,834).........................   19,711,832

	        FEDERAL NATIONAL MORTGAGE ASSOC. - 25.87% *

        	FNMA:
  3,328,251     7.00%, due 1/11/24 to 6/01/24 .............    3,231,906
  3,625,034     7.50%, due 9/01/26  .......................    3,582,911
  1,224,182     8.50%, due 9/01/24 to 2/01/25 .............    1,257,303
  1,430,349     9.50%, due 7/01/16 to 5/01/22..............    1,534,682

         	TOTAL FEDERAL NATIONAL MORTGAGE ASSOC.
                (Cost $9,379,401)..........................    9,606,802

	        GOVERNMENT NATIONAL MORTGAGE ASSOC. - 59.78% *

        	GNMA:

  4,000,000     8.00%, due (a) ............................    4,018,750
  8,482,526     8.00%, due 8/26/07 to 9/01/26 .............    8,593,849

        	GNMA ARM:
  4,190,335     5.50%, due 12/20/25 .......................    4,176,109
  2,200,000     5.50%, due (a) ............................    2,151,500
  1,951,620     6.50%, due 12/20/23 .......................    1,957,523
    568,905     7.125%, due 4/20/22........................      579,336
    703,495     7.250%, due 8/20/17 .......................      716,762

        	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOC.
                (Cost $22,045,278).........................   22,193,829

        	UNITED STATES TREASURY BILLS - 0.42% **

    160,000     5.39%, due 5/29/97 ........................      154,400

	        TOTAL UNITED STATES TREASURY BILLS
                (Cost $154,256)............................      154,400

	        TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (Cost $51,229,769).........................   51,666,863

Contracts       FUTURES OPTION CONTRACTS- 0.03%
20              Call on 10 Year UST Note futures, expires 11/96,
        	strike price $111..........................        2,500
20              Call on 10 Year UST Note futures, expires 11/96,
        	strike price $112..........................        1,250
20              Put on 10 Year UST Note futures, expires 11/96,
        	strike price $104..........................        4,375
10              Put on 10 Year UST Note futures, expires 11/96,
	        strike price $105..........................        3,750

                TOTAL FUTURES OPTION CONTRACTS (Cost $39,221)     11,875

                TOTAL INVESTMENTS (Cost $51,268,990) -
		139.19%....................................   51,678,738


Face Amount	REPURCHASE AGREEMENTS - 2.96%:

1,100,000       Morgan Stanley, 5.45%, due 10/01/96
		dated 9/24/96 .............................    1,100,000

	        TOTAL REPURCHASE AGREEMENTS ...............    1,100,000

	        SHORT SALES - (15.64%)

2,958,422       FHLMC Gold 7.0%, due (a)...................   (2,926,989)
3,000,000       GNMA 7.0%, due (a).........................   (2,878,125)

                TOTAL SHORT SALES (Proceeds $5,785,606)....   (5,805,114)

	        CASH AND OTHER ASSETS LESS LIABILITIES -
		(26.51%) ..................................   (9,845,822)

	        NET ASSETS - 100.00% ......................  $37,127,802



* Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying securities instruments.
  As a result,the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 1996. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.

** The interest rate shown is the discount rate paid at the time of purchase by the Fund.

(a) To be announced

Portfolio Abbreviations:
ARM    -   Adjustable-Rate Mortgage
FHLMC  -   Federal Home Loan Mortgage Corporation
FNMA   -   Federal National Mortgage Association
GNMA   -   Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
(Unaudited)



ASSETS:
   Investments at market value (identified cost
   $51,268,990)(Note 1)..........................    $51,678,738
   Repurchase agreement (cost $1,100,000) (Note 1)     1,100,000
   Cash..........................................        265,404
   Receivables:
      Variation margin on futures contracts (Note 2)       3,084
      Interest...................................        271,103
      Subscriptions..............................         10,000
      Securities sold............................     18,501,896
   Prepaid expenses..............................          5,257
   Deferred organization expenses (Note 1).......          5,445
        TOTAL ASSETS.............................     71,840,927

LIABILITIES:
   Short sales at market value  (proceeds
   $5,785,606)...................................      5,805,114
   Payables:
      Securities purchased.......................     28,415,312
      Distributions..............................        452,261
      Due to advisor (Note 3)....................         21,300
   Accrued expenses..............................         19,138
        TOTAL LIABILITIES........................     34,713,125

NET ASSETS:
   (Applicable to outstanding shares of 3,758,477;
    unlimited number of shares of beneficial
    interest authorized; no stated par)..........     37,127,802
   Net asset value, offering price and redemption
    price per share ($37,127,802 / 3,758,477)....          $9.88

SOURCE OF NET ASSETS:
   Paid in capital...............................     37,471,013
   Overdistributed net investment income.........        (96,591)
   Accumulated net realized loss on investments..       (571,065)
   Net unrealized appreciation of investments....        324,445
        NET ASSETS...............................    $37,127,802


The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
(Unaudited)



INVESTMENT INCOME:
   Interest and discount earned, net of premium
   amortization and interest expense (Note 1) ...      $1,259,521

EXPENSES:
   Advisory fees (Note 3) .......................         128,191
   Accounting and pricing services fees .........          19,499
   Custodian fees ...............................          11,997
   Audit & tax preparation fees .................           8,500
   Legal fees ...................................           4,932
   Amortization of organization expenses (Note 1)           4,714
   Transfer agent fees ..........................          14,687
   Registration fees ............................          10,000
   Trustees fees and expenses ...................           6,412
   Insurance ....................................           5,285
   Other ........................................             449
       TOTAL EXPENSES BEFORE REIMBURSEMENT ......         214,666
       Expenses reimbursed by Adviser (Note 3) ..         (51,087)
       NET EXPENSES .............................         163,579
       NET INVESTMENT INCOME ....................       1,095,942

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments .............        (155,227)
   Change in unrealized appreciation of investments        94,006
   Net realized and unrealized loss on investments        (61,221)
   Net increase in net assets resulting from
   operations ...................................      $1,034,721


The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS


			          Six Months Ended
                       		  September 30,
        			  1996			Year Ended
        			  (Unaudited)		March 31, 1996
OPERATIONS:
   Net investment income.......    $1,095,942               $2,369,671
   Net realized gain (loss) on
   investments.................      (155,227)               1,227,064
   Change in unrealized appreciation
   (depreciation) of investments       94,006                 (257,447)
   Net increase in net assets
   resulting from operations...     1,034,721                3,339,288

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment
   income......................    (1,093,843)              (2,358,436)
   Distributions from net realized
   capital gains...............      (444,607)                (367,107)
   Total distributions.........    (1,538,450)              (2,725,543)

CAPITAL SHARE TRANSACTIONS:
   Shares sold.................        840,716               1,030,079
   Shares issued on reinvestment
   of distributions............        433,935                 702,855
   Shares redeemed.............        (90,060)               (697,235)
   Increase in net assets resulting
   from capital share
   transactions (a)............      1,184,591               1,035,699
     TOTAL INCREASE IN NET ASSETS      680,862               1,649,444

NET ASSETS:
   Beginning of period.........     36,446,940              34,797,496
   End of period...............    $37,127,802             $36,446,940

(a)  Transactions in capital shares
     were as follows:
        Shares sold............         84,400                 100,992
        Shares issued on reinvestment
        of distributions.......         43,795                  69,235
        Shares redeemed........         (9,046)                (69,182)
        Net increase...........        119,149                 101,045
        Beginning balance......      3,639,328               3,538,283
        Ending balance.........      3,758,477               3,639,328



The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS <F5>


The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.
		        Six Months
        		Ended
                       	September 30,    Year        	Year           Year           Period
        		1996             Ended       	Ended          Ended          Ended
        		(Unaudited)      March 31, 1996 March 31, 1995 March 31, 1994 March 31,1993 <F3>
Net Asset Value,
Beginning of Period.    $10.01             $9.83          $10.01   	 $10.62		$10.00

Income From Investment
Operations
  Net investment
  income............      0.298             0.660           0.664          1.050          0.826
  Net gain (loss) on
  securities (both
  realized and
  unrealized).......     (0.012)            0.277          (0.049)        (0.601)         0.621
    Total from
    investment
    operations......      0.286             0.937           0.615          0.449          1.447

  Less Distributions
  Dividends from net
  investment income.     (0.297)           (0.656)         (0.664)        (1.044)        (0.826)
  Dividends in excess
  of net investment
  income............        -                -             (0.108)           -              -
  Distributions from
  net realized gains
  on investments....     (0.119)           (0.101)            -           (0.015)           -
  Distributions in
  excess of net
  realized gains
  on investments....        -                -             (0.022)           -              -
     Total
     distributions..     (0.416)           (0.757)         (0.794)        (1.059)        (0.826)

  Net Asset Value,
  End of Period.....     $9.88            $10.01           $9.83         $10.01         $10.62

Total Return........      5.90% <F4>        9.69%           6.10%          4.11%         14.93%

Ratios/Supplemental Data
  Net assets,
  end of period.....     37,127,802      36,446,940       34,797,496     6,779,666      2,923,913
  Ratio of expenses
  to average
  net assets <F1>...      0.89% <F4>        0.90%           0.90%          0.90%          0.82%
  Ratio of net
  investment income
  to average net
  assets <F2>.......      6.07% <F4>        6.49%           6.20%          7.74%          8.18%
  Portfolio turnover
  rate..............       262%              193%            557%            84%            42%
______________________

<F1>
The annualized ratio of expenses to average net assets prior to reimbursement of expenses by the Adviser was
1.18%, 1.14%, 2.33%, 2.34%, and 17.52%  for the six months ended September 30, 1996, and the years ended
March 31, 1996, March 31, 1995 and March 31, 1994, and for the period ended March 31, 1993, respectively.
Through August 1, 1994, expense ratios include both the direct expenses of the Intermediate Duration U.S.
Government Series, and the indirect expenses incurred through the Series' investment in the Institutional
Intermediate Duration U.S. Government Fund (Note 5).
<F2>
The annualized ratio of net investment income to average net assets prior to reimbursement of both direct and indirect expenses by the Adviser was 5.79%, 6.26%, 4.77%, 6.30% and (8.52)% for the six months ended
September 30, 1996, and the years ended March 31, 1996, March 31, 1995 and March 31, 1994, and for the
period ended March 31, 1993, respectively.
<F3>
The Intermediate Duration U.S. Government Series commenced operations on March 31, 1992.
<F4>
Annualized
<F5>
The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.      SIGNIFICANT ACCOUNTING POLICIES
The Smith Breeden Series Fund (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Series and the Smith Breeden Intermediate Duration U.S. Government Series ("Intermediate Series" or "Series"). The following is a summary of significant accounting policies consistently followed by the Intermediate Series.

A. Security Valuation: Portfolio securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. Distributions and Taxes: The Intermediate Series intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Series of Federal income taxes. To so qualify, the Series intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1996, the Series had no capital loss carryforward.

C. Repurchase Agreements: The Intermediate Series may enter into repurchase agreements with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Series' Board of Trustees. In a repurchase agreement, the Series acquires securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Intermediate Series' custodian maintains control or custody of these securities collateralizing the repurchase agreements until maturity of the repurchase agreements. The value of the collateral is monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of the seller's default.
However, in the event of default or bankruptcy of the seller, the Series'right to the collateral may be subject to legal proceedings.

D. Reverse Repurchase Agreements: A reverse repurchase agreement involves the sale by the Intermediate Series of portfolio assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. The Series will maintain a segregated account with its custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to its obligations under reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver whether to enforce the Series' obligation to repurchase the securities.

NOTES TO FINANCIAL STATEMENTS (cont.) (Unaudited)

E. Dollar Roll Agreements: The Intermediate Series may enter into dollar rolls in which the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Series foregoes principal and interest paid on these securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

F. Determination Of Gains Or Losses On Sales Of Securities: Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

G. Deferred Organizational Expenses: Deferred organizational expenses are being amortized on a straight-line basis over five periods.

H. Securities Transactions and Investment Income: Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

2.      FINANCIAL INSTRUMENTS

A.      Derivative Financial Instruments Held or Issued for Purposes other than
Trading:
The Intermediate Series uses interest rate futures contracts for risk management purposes in order to reduce fluctuation of the Series' net asset value relative to its targeted option-adjusted duration. Upon entering into a futures contract, the Series is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Series each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS (cont.) (Unaudited)

The Intermediate Series had the following open futures contracts as of September 30 1996:

	    Notional                    Expiration            Unrealized
Type          Amount    Position        Month                Gain/(Loss)
5 Year
Treasury    1,700,000    Long           December, 1996            7,362
10 Year
Treasury    1,600,000    Short          December, 1996           (5,885)
3 Month
Eurodollar  8,000,000    Short          March, 1998             (35,036)
3 Month
Eurodollar  8,000,000    Short          March, 2000             (32,236)

					            Total      ($65,795)

Futures transactions involve costs and may result in losses. The effective use of futures strategies depends on the Series' ability to terminate futures positions at times when the Series' investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Series, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments pledged to cover margin requirements for the open positions at September 30, 1996 was $154,400.

3.      INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Series with investment management services. As compensation for these services, the Intermediate Series pays the Adviser a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Series' average daily net asset value.

The Adviser has voluntarily agreed to reduce or otherwise limit other expenses of the Intermediate Series (excluding advisory fees and litigation, indemnification and other extraordinary expenses) to 0.88% of the Series' average daily net assets. This voluntary agreement may be terminated or modified at any time by the Adviser in its sole discretion. The Adviser has agreed to reduce the fees payable (to the extent of such fees) by the amount the Series' expenses would, absent the fee reduction, exceed the applicable expense limitations imposed by state securities administrators. For the six months ended September 30, 1996, the Adviser received fees of $128,191 and reimbursed the Series $51,087.

NOTES TO FINANCIAL STATEMENTS (cont.) (Unaudited)

Effective August 1, 1994, the Series adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The purpose of the Plan is to permit the Adviser to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Series, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons.

The Plan provides for payments by the Adviser, out of its advisory fee, to dealers and other persons at the annual rate of up to 0.25% of the Intermediate Series' average net assets subject to the authority of the Trustees of the Series to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

Certain officers and trustees of the Series are also officers and directors of the Adviser.

4.      INVESTMENT TRANSACTIONS
During the six months ended September 30, 1996, purchases and proceeds from sales of securities, other than short-term investments, aggregated $121,775,659 and $137,337,997, respectively. The purchases and proceeds shown above do not include dollar roll agreements which are considered borrowings by the Intermediate Series. The cost of securities for federal income tax purposes is $51,268,990. Net unrealized appreciation of investments, short sales and futures contracts consists of:

       Gross unrealized appreciation ..................         $   506,807
       Gross unrealized depreciation ..................            (182,362)
       Net unrealized appreciation ....................         $   324,445

5.      LIQUIDATION OF THE INSTITUTIONAL INTERMEDIATE FUND
From its inception until August 1, 1994, the Intermediate Series sought to achieve its investment obective by investing all of its assets in the Smith Breeden Institutional Intermediate Duration U.S. Government Fund (the "Institutional Fund"), an open-end, diversified management investment company having the same investment objective as the Series. However, at the close of business on August 1, 1994, pursuant to a plan of liquidation adopted by the Trustees of the Institutional Fund, and approved by the Trustees of the Intermediate Series, the Intermediate Series redeemed in-kind its shares of the Institutional Fund. The assets of the Institutional Fund were transferred in proportion to the Intermediate Series' ownership of the Institutional Fund in cancellation of its shares.